Document and Entity Information	Apr. 05, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001846068
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	Khosla Ventures Acquisition Co. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40247
Entity Tax Identification Number	86-1777015
Entity Address, Address Line One	2128 Sand Hill Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	376-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	KVSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false